Reverse Recapitalization	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization
2.	Reverse Recapitalization
In connection with the Merger, the Company raised $815.2 million of gross proceeds including the contribution of $374.1 million of cash held in CF II’s trust account from its initial public offering, net of redemptions of CF II Class A Common Stock held by CF II’s public stockholders of $125.9 million, $260.8 million of private investment in public equity (“PIPE”) at $10.00 per share of CF II’s Class A Common Stock, and $180.3 million of additional PIPE at $11.25 per share of CF II’s Class A Common Stock.
Immediately before the Merger, all of Legacy View’s outstanding warrants were net exercised for shares of Legacy View Class A common stock. Upon consummation of the Merger, all holders of Legacy View Class A common stock and redeemable convertible preferred stock received shares of the Company’s Class A common stock at a deemed value of $10.00 per share after giving effect to the Exchange Ratio based on the completion of the following transactions contemplated by the Merger Agreement:

•
the cancellation of each issued and outstanding share of Legacy View Capital Stock and the conversion into the right to receive a number of shares of View, Inc. Class A Common Stock equal to the Exchange Ratio;

•
the conversion of all outstanding Legacy View Warrants into warrants exercisable for shares of View Inc. Class A Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Exchange Ratio; and

•
the conversion of all outstanding vested and unvested Legacy View Options into options exercisable for shares of View Inc. Class A Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Exchange Ratio.

In connection with the Merger, the Company incurred $43.9 million of Transaction costs, consisting of underwriting, legal, and other professional fees, of which $42.4 million was recorded to additional paid-in
capital as a reduction of proceeds and the remaining $1.5 million was expensed immediately.
The number of shares of Class A common stock issued immediately following the consummation of the Merger on March 8, 2021 was:

Number of Shares
Common stock of CF II outstanding prior to the Merger 1	62,500,000
Less redemption of CF II shares	(12,587,893)
CF II Sponsor Earnout Shares outstanding prior to the Merger	1,100,000

Common stock of CF II	51,012,107
Shares issued in PIPE financing	42,103,156
Shares issued for in kind banker fee payment	750,000

Merger and PIPE financing shares	42,853,156
Legacy View shares converted 2	123,211,449

Total	217,076,712

1	Includes CF II Class A shareholders of 50,000,000 and CF II Class B shareholders of 12,500,000.
2
The number of Legacy View shares was determined from the 76,565,107 shares of Legacy View common stock and 5,222,852,052 shares of Legacy View redeemable convertible preferred stock outstanding, which were converted to an equal number of shares of Legacy View common stock upon the closing of the Merger, and then converted at the Exchange Rate to Class A common stock of the Company. All fractional shares were rounded down to the nearest whole share.

The Merger was accounted for as a reverse recapitalization because Legacy View was determined to be the accounting acquirer. Under this method of accounting, CF II was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of Legacy View with the Merger treated as the equivalent of Legacy View issuing stock for the net assets of CF II, accompanied by a recapitalization. The net assets of CF II will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy View.
Legacy View was determined to be the accounting acquirer based on the following facts and circumstances:

•	Legacy View stockholders comprised a relative majority of voting power of View;

•	Legacy View had the ability to nominate a majority of the members of the board of directors of View;

•	Legacy View’s operations prior to the acquisition comprising the only ongoing operations of View;

•	Legacy View’s senior management comprising a majority of the senior management of View; and

•	View substantially assuming the Legacy View name.

4. Reverse Recapitalization
In connection with the Merger, the Company raised $815.2 million of gross proceeds including the contribution of $374.1 million of cash held in CF II’s trust account from its initial public offering, net of redemptions of CF II Class A Common Stock held by CF II’s public stockholders of $125.9 million, $260.8 million of private investment in public equity (“PIPE”) at $10.00 per share of CF II’s Class A Common Stock, and $180.3 million of additional PIPE at $11.25 per share of CF II’s Class A Common Stock.
Immediately before the Merger, all of Legacy View’s outstanding warrants were net exercised for shares of Legacy View Class A common stock. Upon consummation of the Merger, all holders of Legacy View Class A common stock and redeemable convertible preferred stock received shares of the Company’s Class A common stock at a deemed value of $10.00 per share after giving effect to the Exchange Ratio based on the completion of the following transactions contemplated by the Merger Agreement:

•
the cancellation of each issued and outstanding share of Legacy View Capital Stock and the conversion into the right to receive a number of shares of View Inc. Class A Common Stock equal to the Exchange Ratio;

•
the conversion of all outstanding Legacy View Warrants into warrants exercisable for shares of View Inc. Class A Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Exchange Ratio; and

•
the conversion of all outstanding vested and unvested Legacy View Options into options exercisable for shares of View Inc. Class A Common Stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Exchange Ratio.

In connection with the Merger, the Company incurred $43.9 million of Transaction costs, consisting of underwriting, legal, and other professional fees, of which $42.4 million was recorded to additional paid-in
capital as a reduction of proceeds and the remaining $1.5 million was expensed immediately.

The number of shares of Class A common stock issued immediately following the consummation of the Merger at March 8, 2021 was:

Number of Shares
Common stock of CF II outstanding prior to the Merger (1)	62,500,000
Less redemption of CF II shares	(12,587,893)
CF II Sponsor Earnout Shares outstanding prior to the Merger	1,100,000

Common stock of CF II	51,012,107
Shares issued in PIPE financing	42,103,156
Shares issued for in kind banker fee payment	750,000

Merger and PIPE financing shares	42,853,156
Legacy View shares converted (2)	123,211,449

Total	217,076,712

(1)	Includes CF II Class A shareholders of 50,000,000 and CF II Class B shareholders of 12,500,000.
(2)
The number of Legacy View shares was determined from the 76,565,107 shares of Legacy View common stock and 5,222,852,052 shares of Legacy View redeemable convertible preferred stock outstanding, which were converted to an equal number of shares of Legacy View common stock upon the closing of the Merger, and then converted at the Exchange Rate to Class A common stock of the Company. All fractional shares were rounded down to the nearest whole share.

The Merger was accounted for as a reverse recapitalization because Legacy View was determined to be the accounting acquirer. Under this method of accounting, CF II was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of Legacy View with the Merger treated as the equivalent of Legacy View issuing stock for the net assets of CF II, accompanied by a recapitalization. The net assets of CF II will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Legacy View.
Legacy View was determined to be the accounting acquirer based on the following facts and circumstances:

•	Legacy View stockholders comprised a relative majority of voting power of View;

•	Legacy View had the ability to nominate a majority of the members of the board of directors of View;

•	Legacy View’s operations prior to the acquisition comprising the only ongoing operations of View;

•	Legacy View’s senior management comprising a majority of the senior management of View; and

•	View substantially assuming the Legacy View name.